Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Gain (loss) arising during the year, tax expense (benefit)	$ 16	$ (72)	$ 44
Distribution to Baxalta, tax expense	73
Amortization of loss to earnings, tax benefit	$ 46	$ 36	$ 61